Deposits - Summary of Contractual Maturities of Time Deposits (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
2015		$ 107,492
2016		45,383
2017		30,051
2018		16,414
2019		6,867
Total	$ 227,872	$ 206,207	$ 138,063